Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 1.5%
Benefit Street Partners CLO II Ltd., Series 2013-IIA Class CR (3 M ICE LIBOR + 3.700%), 144A 3.826%, 07/15/29@,•	$1,050	$1,030,072
First Eagle BSL CLO Ltd., Series 2019-1A Class C (3 M ICE LIBOR + 4.350%, Floor 4.350%), 144A 4.484%, 01/20/33@,•	1,500	1,501,769
TOTAL ASSET BACKED SECURITIES (Cost $2,507,873)		2,531,841
	Number of Shares
COMMON STOCKS — 0.0%
Entertainment — 0.0%
New Cotai Participation, Class B(1),* (Cost $24,225)	1	0

PREFERRED STOCKS — 1.3%
Gas — 0.5%
UGI Corp. CONV	8,800	884,400
Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),*	725	0
Pipelines — 0.8%
Targa Resources Corp. CONV	1,175	1,264,250
TOTAL PREFERRED STOCKS (Cost $2,072,654)		2,148,650
	Par (000)
CORPORATE BONDS — 86.2%
Advertising — 0.4%
Midas OpCo Holdings LLC, 144A 5.625%, 08/15/29@	$700	724,325
Aerospace & Defense — 1.3%
Howmet Aerospace, Inc. 6.875%, 05/01/25	700	819,014
TransDigm, Inc., 144A 6.250%, 03/15/26@	1,400	1,464,918
		2,283,932
Airlines — 1.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	700	780,436
United Airlines, Inc. Pass-Through Trust,
Series 2020-1 Class B, 4.875%, 07/15/27	654	692,448
	Par (000)	Value†

Airlines — (continued)
Series 2020-1 Class A, 5.875%, 04/15/29	$649	$726,378
		2,199,262
Apparel — 0.9%
Hanesbrands, Inc., 144A 5.375%, 05/15/25@	700	732,816
The William Carter Co., 144A 5.500%, 05/15/25@	700	735,490
		1,468,306
Auto Manufacturers — 1.2%
Ford Motor Co. 8.500%, 04/21/23	1,200	1,319,928
Ford Motor Credit Co., LLC 5.125%, 06/16/25	700	760,375
		2,080,303
Auto Parts & Equipment — 2.3%
Adient U.S. LLC, 144A 9.000%, 04/15/25@	1,050	1,134,000
Clarios Global LP/Clarios US Finance Co., 144A 8.500%, 05/15/27@	1,050	1,116,937
Tenneco, Inc., 144A 7.875%, 01/15/29@	770	859,513
The Goodyear Tire & Rubber Co., 144A 5.000%, 07/15/29@	700	745,080
		3,855,530
Beverages — 0.4%
Triton Water Holdings, Inc., 144A 6.250%, 04/01/29@	700	711,375
Building Materials — 1.3%
Builders FirstSource, Inc., 144A 6.750%, 06/01/27@	1,000	1,060,000
Summit Materials LLC/Summit Materials Finance Corp., 144A 6.500%, 03/15/27@	1,100	1,153,625
		2,213,625
Chemicals — 2.2%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 144A 4.750%, 06/15/27@	700	729,750
Olin Corp., 144A 9.500%, 06/01/25@	700	872,375
Olympus Water US Holding Corp., 144A 6.250%, 10/01/29@	700	693,665
Tronox, Inc., 144A 6.500%, 05/01/25@	700	734,769

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Chemicals — (continued)
WR Grace Holdings LLC, 144A 5.625%, 08/15/29@	$700	$721,007
		3,751,566
Commercial Services — 5.1%
ASGN, Inc., 144A 4.625%, 05/15/28@	700	724,500
Jaguar Holding Co. II/PPD Development LP, 144A 5.000%, 06/15/28@	1,250	1,345,425
Metis Merger Sub LLC, 144A 6.500%, 05/15/29@	700	680,750
NESCO Holdings II, Inc., 144A 5.500%, 04/15/29@	700	726,040
Nielsen Finance LLC/Nielsen Finance Co., 144A 5.625%, 10/01/28@	700	725,277
Service Corp. International 7.500%, 04/01/27	1,750	2,135,000
Sotheby's/Bidfair Holdings, Inc., 144A 5.875%, 06/01/29@	1,400	1,440,250
WASH Multifamily Acquisition, Inc., 144A 5.750%, 04/15/26@	875	911,094
		8,688,336
Computers — 0.9%
NCR Corp.
144A, 5.750%, 09/01/27@	750	791,250
144A, 5.125%, 04/15/29@	700	721,875
		1,513,125
Cosmetics & Personal Care — 0.5%
Coty, Inc., 144A 5.000%, 04/15/26@	770	786,578
Distribution & Wholesale — 0.6%
IAA, Inc., 144A 5.500%, 06/15/27@	1,000	1,045,000
Diversified Financial Services — 2.5%
LFS Topco LLC, 144A 5.875%, 10/15/26@	700	721,000
Midcap Financial Issuer Trust, 144A 6.500%, 05/01/28@	875	911,925
OneMain Finance Corp.
8.250%, 10/01/23	1,050	1,173,406
3.875%, 09/15/28	700	695,618
PRA Group, Inc., 144A 5.000%, 10/01/29@	700	700,875
		4,202,824
Electric — 1.8%
FirstEnergy Corp. 4.400%, 07/15/27	1,210	1,327,478
NRG Energy, Inc., 144A 3.875%, 02/15/32@	1,050	1,034,250
	Par (000)	Value†

Electric — (continued)
Vistra Operations Co., LLC, 144A 4.375%, 05/01/29@	$700	$701,750
		3,063,478
Electrical Components & Equipment — 0.5%
WESCO Distribution, Inc.
144A, 7.125%, 06/15/25@	350	374,441
144A, 7.250%, 06/15/28@	350	387,625
		762,066
Electronics — 0.9%
Imola Merger Corp., 144A 4.750%, 05/15/29@	1,400	1,447,754
Energy-Alternate Sources — 1.0%
TerraForm Power Operating LLC, 144A 5.000%, 01/31/28@	1,500	1,612,500
Entertainment — 3.8%
Affinity Gaming, 144A 6.875%, 12/15/27@	1,200	1,260,000
Churchill Downs, Inc., 144A 5.500%, 04/01/27@	750	778,125
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144A 10.500%, 02/15/23@	1,050	1,097,250
Everi Holdings, Inc., 144A 5.000%, 07/15/29@	700	717,276
Lions Gate Capital Holdings LLC, 144A 5.500%, 04/15/29@	700	723,639
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 144A 4.875%, 05/01/29@	700	713,125
Scientific Games International, Inc., 144A 7.000%, 05/15/28@	1,050	1,132,687
		6,422,102
Environmental Control — 1.5%
Clean Harbors, Inc.
144A, 4.875%, 07/15/27@	750	778,125
144A, 5.125%, 07/15/29@	750	821,250
Waste Pro USA, Inc., 144A 5.500%, 02/15/26@	1,000	1,010,000
		2,609,375
Food — 3.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 144A 4.625%, 01/15/27@	1,050	1,101,485
JBS USA LUX S.A./JBS USA Finance, Inc., 144A 6.750%, 02/15/28@	1,400	1,519,014

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Food — (continued)
Performance Food Group, Inc., 144A 5.500%, 10/15/27@	$1,105	$1,156,935
Pilgrim's Pride Corp., 144A 3.500%, 03/01/32@	1,050	1,067,719
Post Holdings, Inc., 144A 5.750%, 03/01/27@	1,000	1,038,890
SEG Holding LLC/SEG Finance Corp., 144A 5.625%, 10/15/28@	700	729,750
		6,613,793
Food Service — 0.4%
Aramark Services, Inc., 144A 6.375%, 05/01/25@	700	735,875
Gas — 0.6%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.843%) 5.650%µ,•	1,000	1,055,000
Healthcare Products — 1.6%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	750	789,412
Mozart Debt Merger Sub, Inc., 144A 5.250%, 10/01/29@	700	700,000
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 144A 7.375%, 06/01/25@	1,120	1,181,600
		2,671,012
Healthcare Services — 5.3%
Acadia Healthcare Co., Inc., 144A 5.500%, 07/01/28@	700	735,840
Catalent Pharma Solutions, Inc., 144A 5.000%, 07/15/27@	1,160	1,204,950
Centene Corp. 4.250%, 12/15/27	1,050	1,098,982
Charles River Laboratories International, Inc., 144A 4.250%, 05/01/28@	1,050	1,089,743
CHS/Community Health Systems, Inc., 144A 8.000%, 12/15/27@	1,050	1,144,500
HCA, Inc. 5.875%, 02/15/26	1,575	1,805,344
IQVIA, Inc., 144A 5.000%, 10/15/26@	1,000	1,024,870
Tenet Healthcare Corp. 6.875%, 11/15/31	700	803,250
		8,907,479
Home Builders — 0.9%
Meritage Homes Corp., 144A 3.875%, 04/15/29@	700	735,000
	Par (000)	Value†

Home Builders — (continued)
Williams Scotsman International, Inc., 144A 4.625%, 08/15/28@	$700	$729,197
		1,464,197
Insurance — 0.4%
AmWINS Group, Inc., 144A 4.875%, 06/30/29@	700	710,500
Internet — 0.9%
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 144A 5.250%, 12/01/27@	1,400	1,459,500
Investment Companies — 0.4%
Compass Group Diversified Holdings LLC, 144A 5.250%, 04/15/29@	700	732,375
Iron & Steel — 0.8%
Cleveland-Cliffs, Inc., 144A 9.875%, 10/17/25@	1,200	1,377,000
Leisure Time — 0.4%
MajorDrive Holdings IV LLC, 144A 6.375%, 06/01/29@	700	682,500
Machinery — Construction & Mining — 0.4%
Terex Corp., 144A 5.000%, 05/15/29@	700	725,375
Machinery — Diversified — 2.4%
Granite US Holdings Corp., 144A 11.000%, 10/01/27@	1,050	1,149,750
RBS Global, Inc./Rexnord LLC, 144A 4.875%, 12/15/25@	1,500	1,536,570
Stevens Holding Co., Inc., 144A 6.125%, 10/01/26@	1,200	1,294,500
		3,980,820
Media — 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	1,000	1,041,310
CSC Holdings LLC, 144A 6.500%, 02/01/29@	2,150	2,328,342
Gray Television, Inc.
144A, 7.000%, 05/15/27@	700	750,750
144A, 4.750%, 10/15/30@	700	687,904
iHeartCommunications, Inc., 144A 5.250%, 08/15/27@	700	728,000
Nexstar Media, Inc., 144A 5.625%, 07/15/27@	700	741,335
Urban One, Inc., 144A 7.375%, 02/01/28@	700	750,159
		7,027,800

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc., 144A 4.375%, 10/15/29@	$175	$179,375
Mining — 1.0%
Arconic Corp., 144A 6.125%, 02/15/28@	875	927,518
Freeport-McMoRan, Inc. 5.000%, 09/01/27	700	729,750
		1,657,268
Miscellaneous Manufacturing — 0.9%
FXI Holdings, Inc., 144A 12.250%, 11/15/26@	1,293	1,467,555
Oil & Gas — 7.7%
Apache Corp. 4.875%, 11/15/27	705	768,817
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 144A 8.250%, 12/31/28@	700	763,000
Chesapeake Energy Corp., 144A 5.875%, 02/01/29@	1,500	1,601,250
Comstock Resources, Inc., 144A 6.750%, 03/01/29@	1,050	1,134,000
Continental Resources, Inc., 144A 5.750%, 01/15/31@	1,400	1,689,936
CrownRock LP/CrownRock Finance, Inc., 144A 5.000%, 05/01/29@	700	730,870
Endeavor Energy Resources LP/EER Finance, Inc., 144A 5.750%, 01/30/28@	700	736,750
EQT Corp., 144A 3.625%, 05/15/31@	1,120	1,167,040
Occidental Petroleum Corp. 6.125%, 01/01/31	1,400	1,680,000
Parkland Corp., 144A 5.875%, 07/15/27@	1,150	1,219,000
Southwestern Energy Co. 8.375%, 09/15/28	1,400	1,585,822
		13,076,485
Oil & Gas Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp., 144A 6.875%, 04/01/27@	700	735,000
Packaging and Containers — 2.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 144A 5.250%, 08/15/27@	700	712,604
Berry Global, Inc., 144A 5.625%, 07/15/27@	750	792,532
Graham Packaging Co., Inc., 144A 7.125%, 08/15/28@	700	735,927
	Par (000)	Value†

Packaging and Containers — (continued)
Mauser Packaging Solutions Holding Co., 144A 8.500%, 04/15/24@	$1,575	$1,630,125
		3,871,188
Pharmaceuticals — 2.9%
Bausch Health Cos., Inc., 144A 4.875%, 06/01/28@	1,050	1,088,063
Elanco Animal Health, Inc. 5.900%, 08/28/28	1,050	1,228,500
Jazz Securities DAC, 144A 4.375%, 01/15/29@	1,400	1,450,820
Organon & Co./Organon Foreign Debt Co-Issuer BV, 144A 5.125%, 04/30/31@	1,050	1,102,867
		4,870,250
Pipelines — 2.5%
Cheniere Energy, Inc.
4.625%, 10/15/28	1,200	1,263,720
4.250%, 03/15/45	525	450,422
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
144A, 7.500%, 10/01/25@	1,050	1,136,625
144A, 6.000%, 09/01/31@	700	703,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875%, 02/01/31	700	755,125
		4,309,392
Real Estate — 2.3%
Greystar Real Estate Partners LLC, 144A 5.750%, 12/01/25@	750	761,250
Realogy Group LLC/Realogy Co-Issuer Corp.
144A, 7.625%, 06/15/25@	1,050	1,119,563
144A, 9.375%, 04/01/27@	1,050	1,153,687
The Howard Hughes Corp., 144A 5.375%, 08/01/28@	875	922,031
		3,956,531
Real Estate Investment Trusts — 1.3%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.750%, 02/01/27	1,000	1,150,000
MPT Operating Partnership LP/MPT Finance Corp. 5.000%, 10/15/27	1,050	1,106,438
		2,256,438
Retail — 5.4%
Bath & Body Works, Inc., 144A 6.625%, 10/01/30@	700	794,500
Bed Bath & Beyond, Inc. 4.915%, 08/01/34	1,550	1,384,390

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Retail — (continued)
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 144A 5.125%, 04/15/29@	$875	$910,315
Ken Garff Automotive LLC, 144A 4.875%, 09/15/28@	700	719,250
LCM Investments Holdings II LLC, 144A 4.875%, 05/01/29@	700	718,249
Lithia Motors, Inc., 144A 3.875%, 06/01/29@	700	726,572
Murphy Oil USA, Inc. 5.625%, 05/01/27	1,050	1,097,250
QVC, Inc. 4.750%, 02/15/27	750	795,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A 5.000%, 06/01/31@	775	804,063
Yum! Brands, Inc., 144A 7.750%, 04/01/25@	1,200	1,284,024
		9,233,613
Semiconductors — 0.7%
Sensata Technologies BV, 144A 5.625%, 11/01/24@	1,000	1,106,790
Software — 1.3%
ACI Worldwide, Inc., 144A 5.750%, 08/15/26@	750	783,750
Consensus Cloud Solutions, Inc., 144A 6.500%, 10/15/28@	1,400	1,452,850
		2,236,600
Telecommunications — 4.1%
CommScope, Inc., 144A 4.750%, 09/01/29@	700	700,875
Connect Finco SARL/Connect US Finco LLC, 144A 6.750%, 10/01/26@	1,050	1,098,563
Frontier Communications Holdings LLC, 144A 5.875%, 10/15/27@	1,050	1,115,625
Hughes Satellite Systems Corp. 5.250%, 08/01/26	1,000	1,127,500
Level 3 Financing, Inc., 144A 4.625%, 09/15/27@	1,050	1,080,240
T-Mobile USA, Inc., 144A 3.500%, 04/15/31@	700	738,244
Viasat, Inc., 144A 5.625%, 04/15/27@	1,050	1,094,625
		6,955,672
	Par (000)	Value†

Transportation — 0.4%
Seaspan Corp., 144A 5.500%, 08/01/29@	$700	$714,154
TOTAL CORPORATE BONDS (Cost $140,384,374)		146,210,899

LOAN AGREEMENTS‡ — 3.0%
Auto Parts & Equipment — 1.0%
Adient U.S. LLC (1 M LIBOR + 3.500%) 3.584%, 04/10/28•	698	697,957
Clarios Global LP (3 M LIBOR + 3.250%) 3.335%, 04/30/26•	916	910,676
		1,608,633
Entertainment — 0.6%
Scientific Games International, Inc. (1 M LIBOR + 2.750%) 2.834%, 08/14/24•	1,042	1,036,828
Insurance — 0.4%
Asurion LLC (1 M LIBOR + 5.250%) 5.331%, 01/20/29•	700	696,325
Machinery — Diversified — 0.6%
Granite US Holdings Corp. (3 M LIBOR + 4.000%) 4.132%, 09/30/26(1),•	1,029	1,029,270
Media — 0.4%
DIRECTV Financing LLC (3 M LIBOR + 5.000%) 5.750%, 08/02/27•	700	700,217
TOTAL LOAN AGREEMENTS (Cost $5,054,497)		5,071,273
	Number of Shares
SHORT-TERM INVESTMENTS — 7.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $13,162,783)	13,162,783	13,162,783
TOTAL INVESTMENTS — 99.8% (Cost $163,206,406)		$169,125,446
Other Assets & Liabilities — 0.2%		394,650
TOTAL NET ASSETS — 100.0%		$169,520,096

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
High Yield Bond Fund

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $119,207,785, which represents 70.3% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(1)	The value of this security was determined using significant unobservable inputs.
*	Non-income producing security.
µ	Perpetual security with no stated maturity date.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2021. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
CONV— Convertible Security.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
UST— US Treasury.
Yr— Year.